Note 21. Stock-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011	2010
Risk-free interest rate	1.07%	1.94%	2.1%
Expected dividend yield	4.29%	3.75%	0.0%
Expected volatility	0.280	0.304	0.365
Expected time until exercise (years)	3.6	3.6	3.6

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
		2012		2011		2010
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	-	US$	62
Aggregate grant-date fair value of shares vested	C$	454	C$	-	C$	5,920
	US$	-	US$	-	US$	4,518

LiabilityRelatedToMtipPlans [Table Text Block]
Liability(a)	As of October 31
	2012	2011
2006 Plan	$195	$508
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$195	$508
(Income) Expense(b)	Years ended October 31
	2012	2011	2010
2006 Plan	$(57)	$(197)	$(28)
2007 Plan	-	-	-
2008 Plan	-	-	3,988
2009 Plan	-	-	6,101
Total	$(57)	$(197)	$10,061

Canadian Dollar Options [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Granted	43	9.52
Exercised	-	-
Cancelled or forfeited	(6)	20.66
Expired	(44)	18.90
Outstanding as of October 31, 2012	2,416	$11.59	4.5	$-
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Vested and expected to vest as at October 31, 2012(a)	2,204	$11.75	3.9	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
Exercisable as at October 31, 2012	645	$16.30	2.9	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.52	-	$11.63	5.1	2,026	$9.92	255	$10.26
$17.75	-	$21.77	1.1	390	20.24	390	20.24
			4.5	2,416	$11.59	645	$16.30

United States Dollar Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(1)	15.91
Outstanding as of October 31, 2012	156	$15.73	2.5	$1
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2012	156	$15.73	2.5	$1
Exercisable as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2012	156	$15.73	2.5	$1

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
	$6.15		3.1	3	$6.15	3	$6.15
$15.89	-	$15.91	2.5	153	15.91	153	15.91
			2.5	156	$15.73	156	$15.73